Stockholders’ equity (Details Narrative) - $ / shares	1 Months Ended
	Jun. 30, 2018	Jun. 22, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares redemption					0	14,461,820
Preferred stock, authorized shares					1,000,000	1,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, issued shares					0	0
Preferred stock, outstanding shares					0	0
Aggregate number of warrants					23,285,000	23,285,000
IPO [Member]
Class of Stock [Line Items]
Sale of private placement warrants, shares		15,525,000
Private Placement [Member]
Class of Stock [Line Items]
Sale of private placement warrants, shares		7,760,000
Warrants exercise price share		$ 11.50
Sponsor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Sale of private placement warrants, shares		7,209,560
Common Class A [Member]
Class of Stock [Line Items]
Common stock, authorized shares					100,000,000	100,000,000
Common stock Par value					$ 0.0001	$ 0.0001
Common stock, issued shares					10,392,472	1,063,180
Common stock, outstanding shares					10,392,472	1,063,180
Common Class B [Member]
Class of Stock [Line Items]
Common stock, authorized shares					15,000,000	15,000,000
Common stock Par value					$ 0.0001	$ 0.0001
Common stock, issued shares					3,881,250	3,881,250
Common stock, outstanding shares					3,881,250	3,881,250
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued, shares			3,881,250	4,312,500
Number of shares forfeited	267,300		431,250
Number of shares forfeit agreement with related party	506,250 shares were no longer subject to forfeiture.